Pay vs Performance Disclosure	4 Months Ended	12 Months Ended					20 Months Ended
	Apr. 28, 2022	Dec. 31, 2025 USD ($) UsdPerShare	Dec. 31, 2024 USD ($) UsdPerShare	Dec. 31, 2023 USD ($) UsdPerShare	Dec. 31, 2022 USD ($) UsdPerShare	Dec. 31, 2021 USD ($) UsdPerShare	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table provides information about the relationship between compensation actually paid (“CAP”) for our NEOs and certain financial performance of the Company. Please refer to the section entitled "Executive Compensation - Compensation Discussion and Analysis" for a more complete discussion on how executive compensation relates to performance and how the Committee makes its decisions.

	Julian E. Whitehurst (2)		Stephen A. Horn, Jr. (3)		Average SCT Total for	Average CAP to	Value of Initial Fixed $100 Investment Base On:
Year	SCT Total for CEO $	CAP to CEO $	SCT Total for CEO $	CAP to CEO $	Non-CEO NEOs $	Non-CEO NEOs $	Company TSR $	Peer Group TSR (1) $	Net Income $	Core FFO per Share $
2025	-	-	9,730,926	11,628,346	2,501,051	2,834,846	102.13	119.49	389,777,000	3.41
2024	-	-	8,418,498	7,051,148	2,115,652	1,923,107	99.27	87.69	396,835,000	3.32
2023	-	-	7,194,654	6,320,139	2,308,351	2,101,005	122.12	118.03	392,340,000	3.26
2022	5,010,993	9,118,484	6,776,699	8,868,801	2,544,244	3,624,286	99.13	100.62	334,626,000	3.14
2021	7,785,586	7,727,120	-	-	2,591,922	2,682,871	99.22	134.06	264,217,000	2.86

(1)
NNN’s peer group TSR is based on FNER, which is the index used for purposes of the performance graphs in Part II, Item 5 of the Company's Annual Report on Form 10-K for the year ended December 31, 2025 and the section entitled "Executive Compensation - Compensation Discussion and Analysis".
(2)
The following represents the adjustments made to the SCT totals to derive the compensation actually paid to Mr. Whitehurst in his role as CEO. Mr. Whitehurst served as the CEO through the entire reporting period until his retirement on April 28, 2022.

Adjustments	2022 $	2021 $
Amounts reported in “Stock Awards” column of SCT	(3,413,088)	(4,306,835)
Fair value of outstanding and unvested equity awards granted in the current year	4,994,125	4,529,787
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	2,639,640	(814,466)
Change in fair value for equity awards vested in the current year that were granted in a prior year	(188,929)	72,371
Addition for the Common Stock dividends paid on unvested stock awards	75,743	460,677
Total Adjustments	4,107,491	(58,466)

(3)
The following represents the adjustments made to the SCT total to derive the compensation actually paid to Mr. Horn in his role as CEO. Mr. Horn has served as the CEO since April 29, 2022.

Adjustments	2025 $	2024 $	2023 $	2022 $
Amounts reported in “Stock Awards” column of SCT	(6,664,544)	(5,808,642)	(4,385,780)	(3,958,062)
Fair value of outstanding and unvested equity awards granted in the current year	7,043,422	5,193,551	3,718,014	5,152,995
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	854,063	(1,004,033)	(395,561)	784,246
Change in fair value for equity awards vested in the current year that were granted in a prior year	(28,114)	(109,603)	(47,083)	(10,370)
Addition for the Common Stock dividends paid on unvested stock awards	692,593	361,377	235,895	123,293
Total Adjustments	1,897,420	(1,367,350)	(874,515)	2,092,102

(4)
The following represents the adjustments made to the SCT totals for our non-CEO NEOs to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2025 $	2024 $	2023 $	2022 $	2021 $
Amounts reported in “Stock Awards” column of SCT	(1,369,896)	(1,034,154)	(1,112,801)	(1,100,638)	(1,140,025)
Fair value of outstanding and unvested equity awards granted in the current year	1,444,800	924,656	973,724	1,511,141	1,199,019
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	154,683	(158,372)	(195,207)	618,455	(126,740)
Fair value of stock awards granted and vested in the current year	-	-	-	-	-
Change in fair value for equity awards vested in the current year that were granted in a prior year	2,579	(36,641)	11,248	(10,217)	18,156
Addition for the Common Stock dividends paid on unvested stock awards	101,629	111,966	115,690	61,301	140,539
Total Adjustments	333,795	(192,545)	(207,346)	1,080,042	90,949

(5)
The NEOs included in the non-CEO NEOs average for each year are as follows:

2025	Messrs. Habicht, Chao and Adamo and Mses. Steffens and Miller
2024	Messrs. Habicht and Adamo and Mses. Steffens and Miller
2023	Messrs. Habicht, Adamo and Christopher P. Tessitore, our former Executive Vice President, General Counsel and Secretary, and Ms. Miller
2022	Messrs. Habicht and Tessitore and Ms. Miller
2021	Messrs. Horn, Habicht and Tessitore and Ms. Miller

Mr. Habicht retired from the Company on March 31, 2025, at which time (i) the vesting of his service-based restricted stock awards was accelerated, (ii) he received a prorated annual performance bonus, and (iii) he forfeited the February 17, 2025 performance-based and service-based restricted stock grants. Refer to the “Summary Compensation Table” and the “Grants of Plan-Based Awards" table. Excluding Mr. Habicht, the 2025 Average SCT Total for and the 2025 Average CAP to Non-CEO NEOs is $2,261,734 and $2,409,799, respectively.

Company Selected Measure Name		Core FFO per Share
Named Executive Officers, Footnote
(5)
The NEOs included in the non-CEO NEOs average for each year are as follows:

2025	Messrs. Habicht, Chao and Adamo and Mses. Steffens and Miller
2024	Messrs. Habicht and Adamo and Mses. Steffens and Miller
2023	Messrs. Habicht, Adamo and Christopher P. Tessitore, our former Executive Vice President, General Counsel and Secretary, and Ms. Miller
2022	Messrs. Habicht and Tessitore and Ms. Miller
2021	Messrs. Horn, Habicht and Tessitore and Ms. Miller

		Mr. Habicht retired from the Company on March 31, 2025, at which time (i) the vesting of his service-based restricted stock awards was accelerated, (ii) he received a prorated annual performance bonus, and (iii) he forfeited the February 17, 2025 performance-based and service-based restricted stock grants. Refer to the “Summary Compensation Table” and the “Grants of Plan-Based Awards" table. Excluding Mr. Habicht, the 2025 Average SCT Total for and the 2025 Average CAP to Non-CEO NEOs is $2,261,734 and $2,409,799, respectively.
Peer Group Issuers, Footnote
(1)
NNN’s peer group TSR is based on FNER, which is the index used for purposes of the performance graphs in Part II, Item 5 of the Company's Annual Report on Form 10-K for the year ended December 31, 2025 and the section entitled "Executive Compensation - Compensation Discussion and Analysis".

Adjustment To PEO Compensation, Footnote
(2)
The following represents the adjustments made to the SCT totals to derive the compensation actually paid to Mr. Whitehurst in his role as CEO. Mr. Whitehurst served as the CEO through the entire reporting period until his retirement on April 28, 2022.

Adjustments	2022 $	2021 $
Amounts reported in “Stock Awards” column of SCT	(3,413,088)	(4,306,835)
Fair value of outstanding and unvested equity awards granted in the current year	4,994,125	4,529,787
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	2,639,640	(814,466)
Change in fair value for equity awards vested in the current year that were granted in a prior year	(188,929)	72,371
Addition for the Common Stock dividends paid on unvested stock awards	75,743	460,677
Total Adjustments	4,107,491	(58,466)

(3)
The following represents the adjustments made to the SCT total to derive the compensation actually paid to Mr. Horn in his role as CEO. Mr. Horn has served as the CEO since April 29, 2022.

Adjustments	2025 $	2024 $	2023 $	2022 $
Amounts reported in “Stock Awards” column of SCT	(6,664,544)	(5,808,642)	(4,385,780)	(3,958,062)
Fair value of outstanding and unvested equity awards granted in the current year	7,043,422	5,193,551	3,718,014	5,152,995
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	854,063	(1,004,033)	(395,561)	784,246
Change in fair value for equity awards vested in the current year that were granted in a prior year	(28,114)	(109,603)	(47,083)	(10,370)
Addition for the Common Stock dividends paid on unvested stock awards	692,593	361,377	235,895	123,293
Total Adjustments	1,897,420	(1,367,350)	(874,515)	2,092,102

Non-PEO NEO Average Total Compensation Amount		$ 2,501,051	$ 2,115,652	$ 2,308,351	$ 2,544,244	$ 2,591,922
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,834,846	1,923,107	2,101,005	3,624,286	2,682,871
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following represents the adjustments made to the SCT totals for our non-CEO NEOs to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2025 $	2024 $	2023 $	2022 $	2021 $
Amounts reported in “Stock Awards” column of SCT	(1,369,896)	(1,034,154)	(1,112,801)	(1,100,638)	(1,140,025)
Fair value of outstanding and unvested equity awards granted in the current year	1,444,800	924,656	973,724	1,511,141	1,199,019
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	154,683	(158,372)	(195,207)	618,455	(126,740)
Fair value of stock awards granted and vested in the current year	-	-	-	-	-
Change in fair value for equity awards vested in the current year that were granted in a prior year	2,579	(36,641)	11,248	(10,217)	18,156
Addition for the Common Stock dividends paid on unvested stock awards	101,629	111,966	115,690	61,301	140,539
Total Adjustments	333,795	(192,545)	(207,346)	1,080,042	90,949

Compensation Actually Paid vs. Total Shareholder Return

The reported amount of compensation actually paid to our CEO, and the reported average amount of compensation actually paid to our non-CEO executive officers, is primarily driven by the value of our executives’ unvested equity. Further, as discussed in the section entitled "Executive Compensation - Compensation Discussion and Analysis," our TSR is a component metric in our long-term incentive plan, and Core FFO per share is a component metric of our cash incentive bonus. As a result, the TSR figures reported above have a strong correlation to our executives’ calculated CAP, while Core FFO per share has a lesser degree of impact on and correlation to the compensation actually paid figures.

Tabular List, Table

The following metrics represent the three most important financial performance measures as well as subjective strategic and individual goals used by the Company in setting NEO compensation for the most recent fiscal year:

•
Core FFO per share
•
Leverage ratio (total liabilities divided by gross book assets)
•
Subjective strategic and individual goals:
•
G&A expenses
•
Acquisition volume
•
Portfolio occupancy

Total Shareholder Return Amount		$ 102.13	99.27	122.12	99.13	99.22
Peer Group Total Shareholder Return Amount		119.49	87.69	118.03	100.62	134.06
Net Income (Loss)		$ 389,777,000	$ 396,835,000	$ 392,340,000	$ 334,626,000	$ 264,217,000
Company Selected Measure Amount | UsdPerShare		3.41	3.32	3.26	3.14	2.86
PEO Name	Julian E. Whitehurst						Stephen A. Horn, Jr
Measure:: 1
Pay vs Performance Disclosure
Name		Core FFO per share
Measure:: 2
Pay vs Performance Disclosure
Name		Leverage ratio (total liabilities divided by gross book assets
Measure:: 3
Pay vs Performance Disclosure
Name		Subjective strategic and individual goals:•G&A expenses•Acquisition volume•Portfolio occupancy
Julian Whitehurst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	$ 0	$ 5,010,993	$ 7,785,586
PEO Actually Paid Compensation Amount		0	0	0	9,118,484	7,727,120
Stephen Horn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,730,926	8,418,498	7,194,654	6,776,699
PEO Actually Paid Compensation Amount		11,628,346	7,051,148	6,320,139	8,868,801
Mr Habicht [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		2,261,734
Non-PEO NEO Average Compensation Actually Paid Amount		2,409,799
PEO | Julian Whitehurst [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,107,491	(58,466)
PEO | Julian Whitehurst [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,413,088)	(4,306,835)
PEO | Julian Whitehurst [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,994,125	4,529,787
PEO | Julian Whitehurst [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,639,640	(814,466)
PEO | Julian Whitehurst [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(188,929)	72,371
PEO | Julian Whitehurst [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					75,743	460,677
PEO | Stephen Horn [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,897,420	(1,367,350)	(874,515)	2,092,102
PEO | Stephen Horn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,664,544)	(5,808,642)	(4,385,780)	(3,958,062)
PEO | Stephen Horn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,043,422	5,193,551	3,718,014	5,152,995
PEO | Stephen Horn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		854,063	(1,004,033)	(395,561)	784,246
PEO | Stephen Horn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(28,114)	(109,603)	(47,083)	(10,370)
PEO | Stephen Horn [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		692,593	361,377	235,895	123,293
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		333,795	(192,545)	(207,346)	1,080,042	90,949
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,369,896)	(1,034,154)	(1,112,801)	(1,100,638)	(1,140,025)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,444,800	924,656	973,724	1,511,141	1,199,019
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		154,683	(158,372)	(195,207)	618,455	(126,740)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,579	(36,641)	11,248	(10,217)	18,156
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 101,629	$ 111,966	$ 115,690	$ 61,301	$ 140,539